Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 2,008,038	₩ 1,747,187
Korea software financial cooperative [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets investment amount	5,794	5,491
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from the disposal of Subsidiary	115,033	104,442
Money Market Wrap and Money Market Trust [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 460,180	₩ 509,068